Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,078	¥ 5,542	¥ 5,704
Interest cost	1,421	1,216	731
Expected return on plan assets	(2,766)	(2,702)	(2,739)
Amortization of prior service credit	(72)	(84)	(47)
Amortization of net actuarial loss	(93)	59	79
Plan amendments	0	0	(44)
Settlements	(1,347)	0	0
Net periodic pension cost	2,221	4,031	3,684
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,268	2,999	3,432
Interest cost	4,091	3,395	2,309
Expected return on plan assets	(6,996)	(6,362)	(4,982)
Amortization of prior service credit	(322)	(354)	(329)
Amortization of net actuarial loss	9	11	9
Amortization of transition obligation	1	1	1
Net periodic pension cost	¥ 51	¥ (310)	¥ 440